Transactions with Related Parties	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Transactions with Related Parties:

3.       Transactions with Related Parties:

 Transactions and balances with related parties are analyzed as follows:

Balance Sheet
	December 31, 2018	December 31, 2019
Due from related parties
Oceanbulk Maritime and its affiliates (d)	$85	$327
Interchart (a)	-	11
AOM (l)	-	195
Starocean (j)	65	41
Sellers of the Augustea Vessels (f)	867	-
Songa Shipmanagement Ltd. (g)	305	-
Product Shipping & Trading S.A.	-	16
Due from related parties	$1,322	$590

Due to related parties
Management and Directors Fees (b)	$236	$246
Sydelle (h), (i)	302	19
Augustea Technoservices Ltd. (f)	1,111	2,879
Coromel Maritime Limited (m)	-	873
Due to related parties	$1,649	$4,017

Statements of Operations
	Years ended December 31,
	2017	2018	2019
Voyage expenses-Interchart (a)	$(3,300)	$(3,400)	(3,850)
Consultancy fees (b)	(493)	(534)	(655)
Directors compensation (b)	(145)	(159)	(179)
Office rent - Combine Marine Ltd. & Alma Properties (c)	(39)	(41)	(39)
Voyage revenues - profit sharing agreement-Sydelle (h)	(329)	(875)	-
Management fees- Augustea Technoservices Ltd. (f)	-	(2,309)	(6,564)
Management fees- Songa Shipmanagement Ltd. (g)	-	(376)	(32)
General and administrative expenses - Oceanbulk Maritime and its affiliates (d)	(284)	(322)	(324)
Charter - in hire expenses - AOM (l)	-	-	(2,589)
Charter - in hire expenses - Sydelle (i)	-	-	(5,505)
Charter - in hire expenses - Coromel (m)	-	-	(5,723)
Charter - in hire expenses - Eagle Bulk (n)	-	-	(1,908)

a)	Interchart Shipping Inc. (or “Interchart”): The Company holds 33% of the total outstanding common shares of Interchart. The ownership interest was purchased in 2014 from an entity affiliated with family members of Company’s Chief Executive Officer. This investment is accounted for as an equity method investment and is presented within “Long term investment” in the consolidated balance sheets.

In November 2014, the Company entered into a services agreement with Interchart for chartering, brokering and commercial services for all of the Company’s vessels for a monthly fee of $275, with a term until March 31, 2015, which following consecutive renewals was effective until December 31, 2018. In November 2018, the Company entered into a new service agreement with Interchart, with effect from November 1, 2018 until December 31, 2019, pursuant to which the monthly fee was increased to $325. In August 2019, the Company renewed this services agreement with effect from August 1, 2019 until December 31, 2020, pursuant to which the monthly fee decreased to $315.

During the years ended December 31, 2017, 2018 and 2019 the brokerage commissions charged by Interchart were $3,300, $3,400 and $3,850, respectively, and are included in “Voyage expenses” in the consolidated statements of operations. As of December 31, 2019, the Company had outstanding receivable of $11 from Interchart, for payments made on its behalf for certain administrative items.

b)	Management and Directors Fees: The Company has entered into consulting agreements with companies owned and controlled by each one of its Chief Operating Officer, Co-Chief Financial Officers and Chief Strategy Officer (effective from January 1, 2019). Pursuant to the corresponding agreements, the Company is required to pay an aggregate base fee of $655 per year (this amount includes certain fees determined in Euros, using the exchange rate as of December 31, 2019, which was $1.12 per euro). Additionally pursuant to these agreements, these entities are entitled to receive an annual discretionary bonus, as determined by the Company’s Board of Directors in its sole discretion. The expenses related to the aforementioned consulting agreements for the years ended December 31, 2017, 2018 and 2019, were $493, $534 and $655, respectively, and are included under “General and administrative expenses” in the consolidated statements of operations.

The expenses related to the Company’s directors for the years ended December 31, 2017, 2018 and 2019 were $145, $159 and $179, respectively, and are included under “General and administrative expenses” in the consolidated statements of operations. As of December 31, 2018 and 2019, the Company had outstanding payables of $236 and $246, respectively, to its executive officers and directors representing unpaid consulting fees or unpaid fees for their participation in the Company’s Board of Directors and other special committees.

c)	Office rent: On January 1, 2012, Starbulk S.A. entered into a lease agreement for office space with Combine Marine Ltd., a company controlled by Mrs. Milena - Maria Pappas and by Mr. Alexandros Pappas, both of whom are children of the Company’s Chief Executive Officer. The lease agreement provides for a monthly rental of €2,500 (approximately $2.8, using the exchange rate as of December 31, 2019, which was $1.12 per euro). Unless terminated by either party, the agreement will expire in January 2024. The related rent expense for the years ended December 31, 2017, 2018 and 2019 was $35, $37 and $35, respectively, and is included under “General and administrative expenses” in the consolidated statements of operations.

In addition, on December 21, 2016, Starbulk S.A., entered into a six year lease agreement for office space with Alma Properties, a company controlled by Mrs. Milena - Maria Pappas. The lease agreement provides for a monthly rental of €300 (approximately $0.3, using the exchange rate as of December 31, 2019, which was $1.12 per euro). The related rent expense for each year ended December 31, 2017, 2018 and 2019 was $4 and is included under “General and administrative expenses” in the consolidated statement of operations.

d)	Oceanbulk Maritime S.A. (or “Oceanbulk Maritime”): Oceanbulk Maritime is a ship management company controlled by Mrs. Milena-Maria Pappas. A company affiliated to Oceanbulk Maritime provides the Company certain financial corporate development services. The related expenses for the years ended December 31, 2017, 2018 and 2019 were $284, $322 and $324, respectively, and are included under “General and administrative expenses” in the consolidated statement of operations. As of December 31, 2018 and 2019, the Company had outstanding receivables of $85 and $327 from Oceanbulk Maritime and its affiliates, respectively, for payments made on their behalf regarding certain administrative items.

e)	Oaktree Shareholder Agreement: On July 11, 2014, the Company and Oaktree Dry Bulk Holding LLC (including affiliated funds, “Oaktree”), one of the Company’s major shareholders, entered into a shareholders agreement (the “Oaktree Shareholders Agreement”). Under the Oaktree Shareholders Agreement, Oaktree has the right to nominate four of the Company’s nine directors so long as it beneficially owns 40% or more of the Company’s outstanding voting securities. The number of directors able to be designated by Oaktree is reduced to three directors if Oaktree beneficially owns 25% or more but less than 40% of the Company’s outstanding voting securities, to two directors if Oaktree beneficially owns 15% or more but less than 25%, and to one director if Oaktree beneficially owns 5% or more but less than 15%. Oaktree’s designation rights terminate if it beneficially owns less than 5% of the Company’s outstanding voting securities.

The four directors currently designated by Oaktree are Messrs. Pappas, Balakrishnan and Laibow and Ms. Men, Under the Oaktree Shareholders Agreement, with certain limited exceptions, Oaktree effectively cannot vote more than 33% of the Company’s outstanding common shares (subject to adjustment under certain circumstances).

f)	Augustea Technoservices Ltd.: Following the completion of the acquisition of 16 operating dry bulk vessels (the “Augustea Vessels”) from entities affiliated with Augustea Atlantica SpA and York Capital Management in an all-share transaction for an aggregate of 10,277,335 of the Company’s common shares (the “Augustea Vessel Purchase Transaction”) on August 3, 2018, the Company appointed Augustea Technoservices Ltd., an entity affiliated with certain of the sellers of the corresponding transaction and specifically with one of the Company’s directors, Mr. Zagari, as the technical manager of certain of its vessels. The management fees incurred for the years ended December 31, 2018 and 2019 were $2,309 and $6,564, respectively, and are included in “Management fees” in the consolidated statements of operations. As of December 31, 2018 and 2019, the Company had outstanding payables of $1,111 and $2,879, respectively, to Augustea Technoservices Ltd. In addition, pursuant to the post-closing adjustments set forth in the underlying purchase agreement, as of December 31, 2018 the Company had an outstanding receivable of $867 from the sellers of the Augustea Vessels which was settled in 2019.
g)	Songa Shipmanagement Ltd.: Following the completion of the acquisition of 15 operating dry bulk vessels (the “Songa Vessels”) from Songa Bulk ASA (“Songa”) for an aggregate of 13,725,000 of the Company’s common shares (the “Songa Consideration Shares”) and $144,550 in cash (collectively the “Songa Vessel Purchase Transaction”) on July 6, 2018, the Company appointed Songa Shipmanagement Ltd, an entity affiliated with certain of the sellers of the corresponding transaction and specifically with one of the Company’s directors, Mr. Blystad, as the technical manager of certain of its vessels. The management fees incurred for the year ended December 31, 2018 were $376 and from January 1, 2019 until March 31, 2019, when the respective management agreement was terminated, the management fees incurred were $32. Both amounts are included in “Management fees” in the consolidated statements of operations. The outstanding balance due from Songa Shipmanagement Ltd as of December 31, 2018 and 2019 was $305 and nil, respectively.

h)	Sydelle Marine Limited (or “Sydelle”) - profit sharing agreement: In April 2017, Sydelle, a company controlled by members of the family of the Company’s Chief Executive Officer, entered into a pooling agreement (the “Sydelle Profit Sharing Agreement”) with the Company’s fully owned subsidiary Domus Shipping LLC, owner of the vessel Star Ariadne, whereby the net revenues of Star Ariadne and the vessel owned by Sydelle will be equally split between the two companies. Pursuant to the Sydelle Profit Sharing Agreement, the pool adjustment for the years ended December 31, 2017 and 2018 was ($329) and ($875), respectively, which is recorded in “Voyage revenues” in the consolidated statements of operations. As of December 31, 2018, the Company had an outstanding payable amount of $302 in connection with the Sydelle Profit Sharing Agreement, which was settled in January 2019. The pooling agreement was terminated, effective December 31, 2018.

i)	Sydelle Marine Limited (or “Sydelle”) – Charter in Agreement: During 2019, the Company entered into three freight agreements with Sydelle to charter-in its vessel. The total charter-in expense for the aforementioned freight agreements during the year ended December 31, 2019 was $5,505 and is included in “Charter-in hire expenses” in the consolidated statement of operations. As of December 31, 2019, the Company had an outstanding payable of $19 to Sydelle in connection with the respective freight agreements.
j )	StarOcean Manning Philippines Inc. (or “Starocean”): The Company has 25% ownership interest in Starocean, a company that is incorporated and registered with the Philippine Securities and Exchange Commission, which provides crewing agency services. The remaining 75% interest is held by local entrepreneurs. This investment is accounted for as an equity method investment, which as of December 31, 2018 and 2019 is $50 and $123, respectively and is included in “Other Current Assets” in the consolidated balance sheets, provided that is immaterial. As of December 31, 2018 and 2019, the Company has an outstanding receivable of $65 and $41, respectively, from Starocean relating to advances paid for working capital purposes.
k )	Oceanbulk Container Carriers LLC. (or “OCC”): On June 28, 2018, the Company completed the acquisition of three newbuilding Newcastlemax vessels (the “OCC Vessels”) from OCC, an entity affiliated with Oaktree Capital Management L.P. and with family members of the Company’s Chief Executive Officer, (the “OCC Vessel Purchase Transaction”), for an aggregate consideration of 3,304,735 common shares.
l)	Augustea Oceanbulk Maritime Malta Ltd (or “AOM”): On September 24, 2019, the Company chartered-in the vessel AOM Marta, which is owned by AOM, an entity affiliated with Augustea Atlantica SpA and certain members of the Company’s Board of Directors. The agreed rate for chartering-in AOM Marta is index-linked, and the lease term does not exceed the period of 12 months. The charter-in expense for the year ended December 31, 2019 was $2,589 and is included in “Charter-in hire expenses” in the consolidated statement of operation. As of December 31, 2019, the Company had an outstanding receivable balance of $195 from AOM.
m)	Coromel Maritime Limited (or “Coromel”): During 2019, the Company entered into a freight agreement with ship-owning company Coromel to charter-in its vessel. Coromel is controlled by family members of the Company’s Chief Executive Officer. The charter-in expense for the aforementioned freight agreement during the year ended December 31, 2019 was $5,723 and is included in “Charter-in hire expenses” in the consolidated statement of operations. As of December 31, 2019 the Company had an outstanding payable of $873 to Coromel.

n)	Eagle bulk Pte. Ltd. (or “Eagle Bulk”): In 2019, the Company entered into two time charter agreements with Eagle Bulk to charter-in two of its vessels for a daily rate of $16.3 and $15.8, respectively for a period approximately of two months for each vessel. Eagle Bulk is related to Oaktree one of the Company’s major shareholder (please refer to e) above). The aggregate charter-in expense for the aforementioned time charter agreements during the year ended December 31, 2019 was $1,908 and is included in “Charter-in hire expenses” in the consolidated statement of operations. As of December 31, 2019, both the aforementioned time charter agreements have been completed and the Company had no outstanding balance with Eagle Bulk.